DEBT AND BORROWING ARRANGEMENTS - Short-Term Borrowings Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Short-term Debt [Line Items]
Commercial paper borrowings outstanding	$ 1,139	$ 4,209
Weighted-average interest rates for commercial paper outstanding (as a percent)	5.00%	5.30%
Other Short-term Borrowings	$ 360	$ 348
Line of Credit Facility, Remaining Borrowing Capacity	5,693
Corporate
Short-term Debt [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 4,550